NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                                      August 31, 2021

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -

Eagle MLP Strategy Fund

PFG American Funds® Conservative Income Strategy

PFG American Funds® Growth Strategy

PFG Fidelity Institutional AM® Equity Index Strategy

PFG Fidelity Institutional AM® Equity Sector Strategy

PFG JPMorgan Tactical Aggressive Strategy

PFG JPMorgan Tactical Moderate Strategy

PFG BNY Mellon Diversifier Strategy

PFG MFS® Aggressive Growth Strategy

PFG BR Equity ESG Strategy

PFG Meeder Tactical Strategy

PFG Balanced Strategy

PFG Equity Strategy

PFG Global Strategy

PFG Tactical Income Strategy and

PFG Active Core Bond Strategy

Toews Agility Shares Managed Risk ETF

Toews Agility Shares Dynamic Tactical Income ETF

Toews Hedged Oceana Fund

Toews Tactical Income Fund

Toews Hedged U.S. Fund

Toews Hedged U.S. Opportunity Fund

Toews Unconstrained Income Fund

Toews Tactical Defensive Alpha Fund

Post-Effective Amendment No. 1369, 1370 and 1371 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of, Eagle MLP Strategy Fund, PFG American Funds® Conservative Income Strategy, PFG American Funds® Growth Strategy, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG JPMorgan Tactical Aggressive Strategy, PFG JPMorgan Tactical Moderate Strategy, PFG BNY Mellon Diversifier Strategy, PFG MFS® Aggressive Growth Strategy, PFG BR Equity ESG Strategy, PFG Meeder Tactical Strategy, PFG Balanced Strategy, PFG Equity Strategy, PFG Global Strategy, PFG Tactical Income Strategy and PFG Active Core Bond Strategy, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk ETF, Toews Hedged Oceana Fund, Toews Tactical Income Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund, and Toews Tactical Defensive Alpha Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

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Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Eagle MLP Strategy Fund	1369	0001580642-21-003994	8/26/2021
PFG American Funds® Conservative Income Strategy	1371	0001580642-21-004028	8/27/2021
PFG American Funds® Growth Strategy	1371	0001580642-21-004028	8/27/2021
PFG Fidelity Institutional AM® Equity Index Strategy	1371	0001580642-21-004028	8/27/2021
PFG Fidelity Institutional AM® Equity Sector Strategy	1371	0001580642-21-004028	8/27/2021
PFG JPMorgan Tactical Aggressive Strategy	1371	0001580642-21-004028	8/27/2021
PFG JPMorgan Tactical Moderate Strategy	1371	0001580642-21-004028	8/27/2021
PFG BNY Mellon Diversifier Strategy	1371	0001580642-21-004028	8/27/2021
PFG MFS® Aggressive Growth Strategy	1371	0001580642-21-004028	8/27/2021
PFG BR Equity ESG Strategy	1371	0001580642-21-004028	8/27/2021
PFG Meeder Tactical Strategy	1371	0001580642-21-004028	8/27/2021
PFG Balanced Strategy	1371	0001580642-21-004028	8/27/2021
PFG Equity Strategy	1371	0001580642-21-004028	8/27/2021
PFG Global Strategy	1371	0001580642-21-004028	8/27/2021
PFG Tactical Income Strategy and	1371	0001580642-21-004028	8/27/2021
PFG Active Core Bond Strategy	1371	0001580642-21-004028	8/27/2021
Toews Agility Shares Dynamic Tactical Income ETF	1370	0001580642-21-004025	8/27/2021
Toews Agility Shares Managed Risk ETF	1370	0001580642-21-004025	8/27/2021
Toews Hedged Oceana Fund	1370	0001580642-21-004025	8/27/2021
Toews Tactical Income Fund	1370	0001580642-21-004025	8/27/2021
Toews Hedged U.S. Fund	1370	0001580642-21-004025	8/27/2021
Toews Hedged U.S. Opportunity Fund	1370	0001580642-21-004025	8/27/2021
Toews Unconstrained Income Fund	1370	0001580642-21-004025	8/27/2021
Toews Tactical Defensive Alpha Fund	1370	0001580642-21-004025	8/27/2021
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Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary

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